Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2021
Humacyte, Inc.
Schedule of Property and equipment

	As of December 31,		June 30,
($ in thousands)	2019	2020	2021
			(Unaudited)
Scientific equipment	$27,822	$27,412	$27,495
Computer equipment	218	149	154
Software	340	335	335
Furniture and fixtures	988	988	988
Leasehold improvements	26,337	26,355	26,355
	55,705	55,239	55,327
Accumulated depreciation	(8,417)	(14,261)	(17,367)
Property and equipment, net	$47,288	$40,978	$37,960